INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Raw materials	$ 339	$ 296
Finished goods	1,547	548
Inventories	$ 1,886	$ 844